Stock based compensation	12 Months Ended
Dec. 31, 2011
Stock based compensation [Abstract]
Stock based compensation
Note 7 — Stock Based Compensation

The Company recognizes all stock-based compensation to employees, including grants of employee stock options and restricted stock awards, in the financial statements as compensation cost over the vesting period based on their fair value on the date of grant.  Total stock-based compensation expense included in selling, general and administrative expense in 2011, 2010, and 2009 was $595,000, $336,000, and $666,000, respectively.  This amount includes $350,000, $362,000, and $236,000 in 2011, 2010, and 2009, respectively, relating to restricted stock awards.  Total 2011 expense includes a benefit of $61,000 as the result of forfeitures of unvested stock options prior to the completion of the requisite service period.  No compensation expense has been capitalized during fiscal years 2011, 2010, and 2009.

The Company has reserved 1,000,000 shares under its 2005 Equity Incentive Plan.  Stock options under this Plan may be incentive stock options or nonqualified stock options. The Plan also provides for restricted stock awards.  Stock options are nontransferable other than upon death.  Option grants generally vest over a one to five year period after the grant and typically expire ten years after the date of the grant.

Information with respect to stock options included within this plan is as follows:

	No. of Shares (in thousands)	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2010	571	$5.47	$493
Options granted	310	4.70
Exercised	(77)	1.71
Forfeited and cancelled	(47)	6.57
Outstanding at December 31, 2011	757	$5.47	$38
Vested and expected to vest at December 31, 2011	740	$5.49	$38

Total shares exercisable as of December 31, 2011	360	$6.19	$38

Shares remaining available for grant	194

The weighted average grant date fair value of options granted during the years 2011, 2010 and 2009 was $2.32, $2.87, and $2.41, respectively.  The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $236,000, $969,000 and $718,000, respectively.  The fair value of options at the date of the grant was estimated using the Black-Scholes model with the following assumptions for the respective period ending December 31:

	2011	2010	2009
Expected option life	5.5 years	6.0 years	5.2 years
Weighted average risk-free interest rate	2.1%	2.1%	2%
Weighted average expected volatility	53%	52%	49%
Expected dividend yield	0%	0%	0%

For the years ended December 31, 2011, 2010, and 2009, the expected option life was based on the Company’s historical experience with similar type options.  Expected volatility is based on historical volatility levels of the Company’s common stock over the preceding period of time consistent with the expected life.  The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected life.  Stock options outstanding at December 31, 2011 are summarized as follows:

Range of Exercise Prices	Number Outstanding (in thousands)	Weighted Average Remaining Life	Weighted Average Exercise Price

$1.72 - $4.81	408	8.3 Years	$4.55
$4.88 - $6.01	243	2.2 Years	$5.71
$6.25 - $11.40	106	5.0 Years	$8.53
$1.72 - $11.40	757	5.9 Years	$5.47

At December 31, 2011 the aggregate unrecognized compensation cost of unvested options, as determined using a Black-Scholes option valuation model, was $673,000 (net of estimated forfeitures) which is expected to be recognized as compensation expense in fiscal years 2012 through 2016.

Current year activity with respect to the Company’s non-vested stock options is as follows:

Non-vested shares (in thousands)	Shares	Weighted Average grant-date fair value
Balance at January 1, 2011	153	$2.73
Granted	310	2.32
Vested	(30)	2.49
Forfeited and cancelled	(36)	2.41
Balance at December 31, 2011	397	$2.36

During 2011, 2010, and 2009, the Company issued 40,000, 48,000 and 68,000 restricted stock awards, respectively, at a per share price of $.02.  These awards vest over various periods ranging from 6 to 60 months.  The fair value of restricted stock awards is based on the closing price of the Company’s common stock one day prior to the grant date.  The weighted average grant date fair value of restricted stock awards granted during the years 2011, 2010 and 2009 was $4.08, $5.35, and $5.46, respectively.  In accordance with the terms of the restricted stock award agreements, the Company released 64,000, 37,000, and 14,000 shares during 2011, 2010, and 2009, respectively.  No restricted stock awards were cancelled during 2011, 2010 or 2009.